JPMorgan Investor Conservative Growth Fund
Schedule of Portfolio Investments as of September 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2022.

JPMorgan Investor Conservative Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 92.6%
Alternative Assets — 1.0%
JPMorgan Unconstrained Debt Fund Class R6 Shares (a)	4,561	42,237
Fixed Income — 68.8%
JPMorgan Core Bond Fund Class R6 Shares (a)	129,567	1,304,739
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	79,359	562,658
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	6,317	34,493
JPMorgan Government Bond Fund Class R6 Shares (a)	4,809	45,054
JPMorgan High Yield Fund Class R6 Shares (a)	19,016	114,664
JPMorgan Income Fund Class R6 Shares (a)	33,455	273,994
JPMorgan Limited Duration Bond Fund Class R6 Shares (a)	37,559	360,944
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	9,538	84,221
Total Fixed Income		2,780,767
International Equity — 4.0%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	2,492	63,440
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	3,356	45,741
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	1,190	26,802
JPMorgan International Equity Fund Class R6 Shares (a)	1,825	26,238
Total International Equity		162,221
U.S. Equity — 18.8%
JPMorgan Equity Income Fund Class R6 Shares (a)	4,371	89,297
JPMorgan Large Cap Growth Fund Class R6 Shares * (a)	2,366	110,737
JPMorgan Large Cap Value Fund Class R6 Shares (a)	3,114	52,002
JPMorgan Mid Cap Growth Fund Class R6 Shares * (a)	1,544	57,291
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	357	18,304
JPMorgan Small Cap Value Fund Class R6 Shares (a)	1,238	30,172
JPMorgan U.S. Equity Fund Class R6 Shares (a)	8,651	145,507
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	1,899	91,731
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	2,766	76,823
JPMorgan Value Advantage Fund Class R6 Shares (a)	2,496	86,078
Total U.S. Equity		757,942
Total Investment Companies (Cost $3,889,567)		3,743,167
Exchange-Traded Funds — 6.1%
Alternative Assets — 0.9%
JPMorgan Realty Income ETF (a)	877	37,593
International Equity — 3.8%
JPMorgan International Research Enhanced Equity ETF (a)	3,500	152,403
U.S. Equity — 1.4%
JPMorgan Market Expansion Enhanced Equity ETF (a)	1,227	54,485
Total Exchange-Traded Funds (Cost $253,948)		244,481

JPMorgan Investor Conservative Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.5%
Investment Companies — 1.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.73% (a) (b) (Cost $60,137)	60,137	60,137
Total Investments — 100.2% (Cost $4,203,652)		4,047,785
Liabilities in Excess of Other Assets — (0.2)%		(6,623)
NET ASSETS — 100.0%		4,041,162

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2022.
Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Fund found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan Investor Conservative Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022  (Unaudited)  (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under the Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under the SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations. This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Investments in open-end investment companies, excluding exchange-traded funds ("ETFs") (“Underlying Funds”), are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,047,785	$—	$—	$4,047,785

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs which are advised by the Adviser. An issuer which is under common control with Fund may be considered an affiliate. The Fund assumes the issuers listed in the tables below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2022
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2022	Shares at September 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$1,358,089	$20,889	$7,283	$(1,223)	$(65,733)	$1,304,739	129,567	$10,087	$—

JPMorgan Investor Conservative Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022  (Unaudited)  (continued)
(Dollar values in thousands)

For the period ended September 30, 2022
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2022	Shares at September 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	$574,208	$16,779	$—	$—	$(28,329)	$562,658	79,359	$5,113	$—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	36,167	534	—	—	(2,208)	34,493	6,317	533	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	71,438	—	—	—	(7,998)	63,440	2,492	—	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	52,721	—	—	—	(6,980)	45,741	3,356	—	—
JPMorgan Equity Income Fund Class R6 Shares (a)	102,227	592	9,222	1,710	(6,010)	89,297	4,371	592	—
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	29,111	—	—	—	(2,309)	26,802	1,190	—	—
JPMorgan Government Bond Fund Class R6 Shares (a)	47,053	258	—	—	(2,257)	45,054	4,809	258	—
JPMorgan High Yield Fund Class R6 Shares (a)	115,153	1,827	—	—	(2,316)	114,664	19,016	1,828	—
JPMorgan Income Fund Class R6 Shares (a)	277,022	5,997	—	—	(9,025)	273,994	33,455	3,405	—
JPMorgan International Equity Fund Class R6 Shares (a)	29,048	—	—	—	(2,810)	26,238	1,825	—	—
JPMorgan International Research Enhanced Equity ETF (a)	169,006	—	—	—	(16,603)	152,403	3,500	—	—
JPMorgan Large Cap Growth Fund Class R6 Shares (a) *	114,698	—	2,630	(484)	(847)	110,737	2,366	—	—
JPMorgan Large Cap Value Fund Class R6 Shares (a)	60,261	248	6,159	233	(2,581)	52,002	3,114	248	—
JPMorgan Limited Duration Bond Fund Class R6 Shares (a)	368,006	2,070	4,256	(205)	(4,671)	360,944	37,559	2,070	—
JPMorgan Market Expansion Enhanced Equity ETF (a)	64,914	—	9,800	103	(732)	54,485	1,227	—	—
JPMorgan Mid Cap Growth Fund Class R6 Shares (a) *	58,280	—	—	—	(989)	57,291	1,544	—	—
JPMorgan Realty Income ETF (a)	48,540	—	6,545	120	(4,522)	37,593	877	368	—
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	100,220	600	14,538	(1,263)	(798)	84,221	9,538	600	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	19,147	—	—	—	(843)	18,304	357	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	33,349	115	2,627	(503)	(162)	30,172	1,238	115	—
JPMorgan U.S. Equity Fund Class R6 Shares (a)	176,483	541	26,244	7,961	(13,234)	145,507	8,651	540	—
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	97,267	—	2,630	(431)	(2,475)	91,731	1,899	—	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.73% (a) (b)	40,582	150,756	131,201	—	—	60,137	60,137	343	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	89,241	291	9,683	969	(3,995)	76,823	2,766	290	—

JPMorgan Investor Conservative Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022  (Unaudited)  (continued)
(Dollar values in thousands)

For the period ended September 30, 2022
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2022	Shares at September 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Unconstrained Debt Fund Class R6 Shares (a)	$41,887	$353	$—	$—	$(3)	$42,237	4,561	$354	$—
JPMorgan Value Advantage Fund Class R6 Shares (a)	115,532	—	26,158	180	(3,476)	86,078	2,496	—	—
Total	$4,289,650	$201,850	$258,976	$7,167	$(191,906)	$4,047,785		$26,744	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2022.
*	Non-income producing security.